Other operating income and expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other operating income and expense
Total other operating income and expense	$ 79	$ 60	$ 192	$ 127